                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  //  (a)

     of fiscal year ending:  12/31/98(b)

Is this a transition report? (Y/N)    N
                                     ---
Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.     A.   Registrant Name:
                       New England Life Retirement Investment Account

       B.   File Number:  811-3285

       C.   Telephone Number:  212-578-7360

2.     A.   Street:  One Madison Avenue

       B.   City:  New York    C.State: NY       D.   Zip Code:10010
                                                      Zip Ext: 3690

       E.   Foreign Country:             Foreign Postal Code:

3.     Is this the first filing on this form by Registrant? (Y/N)  N
                                                                  ---

4.     Is this the last filing on this form by Registrant? (Y/N)   N
                                                                  ---

5.     Is Registrant a small business investment company (SBIC)?
       (Y/N)                                                       N
            ----------------------------------------------------  ---
       [If answer is "Y" (Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)? (Y/N)          Y
                                                          ------  ---
       [If answer is "Y" (Yes) complete only items 111 through 132.]

7.     A.  Is Registrant a series or multiple portfolio company?
           (Y/N)
                ---
           [If answer is "N" (No), go to item 8.]

       B. How many separate series or portfolios did Registrant have at the end of the period?
                                      ----------------

For period ending 12/31/98                                 If filing more than
                  --------                                 one Page 47, "X" box:
File Number 811-3285

UNIT INVESTMENT TRUSTS

111.     A.  Depositor Name:   Metropolitan Life Insurance Company
                            ---------------------------------------------------
         B.  File Number (if any)
                                 ----------------------------------------------
         C.  City: New York   State NY   Zip Code 10010    Zip Ext.: 3690
                  ----------       ----          -------            ------

             Foreign Country:               Foreign Postal Code:
                              -----------                       ---------------
111.     A.  Depositor Name:
                            ---------------------------------------------------

         B.  File Number (If any):
                                   ----------------
         C.  City:             State:      Zip Code:      Zip Ext.:
                   ----------        -----          -----          ------------

             Foreign Country:                Foreign Postal Code:
                              --------------                      -------------

112.     A.  Sponsor Name:
                          -----------------------------------------------------
         B.  File Number (If any):
                                   --------------
         C.  City:           State:        Zip Code:      Zip Ext.:
                   ---------        ------           ----          ------------

             Foreign Country:                Foreign Postal Code:
                              -------------                      --------------
112.     A.  Sponsor Name:
                           ----------------------------------------------------

         B.  File Number (If any):
                                   ---------------

         C.  City:           State:        Zip Code:       Zip Ext.:
                  ----------        ------           ----           -----------

             Foreign Country:               Foreign Postal Code:
                              ------------                      ---------------
113.     A.  Trustee Name:
                           ----------------------------------------------------
         B.  City:           State:       Zip Code:       Zip Ext.:
                   ---------        -----           -----          ------------

             Foreign Country:               Foreign Postal Code:
                              ------------                      ---------------
113.     A.  Trustee Name:
                           ----------------------------------------------------

         B.  City:           State:       Zip Code:       Zip Ext.:
                   ---------        -----           -----          ------------

             Foreign Country:              Foreign Postal Code:
                              -----------                      ----------------

For period ending 12/31/98                                  If filing more than
                  --------                                  one Page 47, "X"
File Number 811-3285                                        box:


114.     A.  Principal Underwriter Name: New England Securities Corporation
                                         ----------------------------------
         B.  File Number: 8- 13910
                             -----
         C.  City: Boston   State: MA  Zip Code: 02116 Zip Ext.:
                  --------        ----           -----           ----------

             Foreign Country:            Foreign Postal Code:
                              ----------                      -------------
114.     A.  Principal Underwriter Name:
                                         ----------------------------------
         B.  File Number: 8-
                             -------------
         C.  City:           State:        Zip Code:       Zip Ext.:
                   --------        ------           -----           -------
             Foreign Country:               Foreign Postal Code:
                              ------------                      -----------
115.     A.  Independent Public Accountant Name: Deloitte & Touche, LLP
                                                 --------------------------

         B.  City:  Boston  State:   MA   Zip Code: 02110 Zip Ext.: 1617
                   --------         ----           -------         --------

             Foreign Country:                  Foreign Postal Code:
                             ----------------                      --------
115.     A.  Independent Public Accountant Name:
                                                 --------------------------

             City:             State:       Zip Code:      Zip Ext.:
                   ----------        -----           -----          -------

             Foreign Country:                 Foreign Postal Code:
                              ---------------                     ---------

116.     Family of Investment companies information:

         A.  Is Registrant part of a family of investment companies?
             (Y/N)                                                       N
                  ----------------------------------------------        ---
                                                                        Y/N

         B. Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.  Is Registrant a separate account of an insurance company?
             (Y/N)                                                       Y
                  ----------------------------------------------        ---
                                                                        Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.  Variable annuity contracts? (Y/N)                           Y
                                              ------------------        ---
                                                                        Y/N

For period ending 12/31/98                                 If filing more than
                  --------                                 one Page 47, "X"
File Number 811-3285                                       box:


         C. Scheduled premium variable life contracts? (Y/N)             N
                                                            --------    ---
                                                                        Y/N

         D. Flexible premium variable life contracts? (Y/N)              N
                                                           ---------    ---
                                                                        Y/N

         E. Other types of insurance products registered under the
            Securities Act of 1933? (N/Y)                                N
                                         ---------------------------    ---
                                                                        Y/N

118.     State the number of series existing at the end of the
         period that had securities registered under the Securities
         Act of 1933                                                     1
                    ------------------------------------------------    ---

119.     State the number of new series for which registration
         statements under the Securities Act of 1933 became
         effective during the period                                     0
                                    --------------------------------    ---

120.     State the total value of the portfolio securities on the
         date of deposit for the new series included in item 119
         ($000's omitted)                                              $
                         -------------------------------------------    ---

121.     State the number of series for which a current prospectus
         was in existence at the end of the period                       0
                                                  ------------------    ---

122.     State the number of existing series for which additional
         units were registered under the Securities Act of 1933
         during the current period                                       0
                                  ----------------------------------    ---

123.     State the total value of the additional units considered
         in answering item 122 ($000's omitted)                        $
                                               ---------------------    ---

124.     State the total value of units of prior series that were
         placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                              $
                         -------------------------------------------    ---

125.     State the total dollar amount of sales loads collected
         (before allowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal under-
         writer during the current period solely from the sale
         of units of all series of Registrant ($000's omitted)         $ 0
                                                                        ---

For period ending 12/31/98                                  If filing more than
                  --------                                  one Page 47, "X"
File Number 811-3285                                        box:

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series.)
         ($000's omitted)                                          $
                         --------------------------------------     --------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              Number of        Total Assets      Total Income
                                Series           ($000's         Distributions
                              Investing          omitted)       ($000's omitted)

A. U.S. Treasury
   direct issue                                $                 $
                              --------          ---------         ------------

B. U.S. Government
   agency                                      $                 $
                              --------          ---------         ------------

C. State and municipal
   tax-free                                    $                 $
                              --------          ---------         ------------

D. Public utility debt                         $                 $
                              --------          ---------         ------------

E. Brokers or dealers
   debt or debt of
   brokers' or dealers'
   parent                                      $                 $
                              --------          ---------         ------------

F. All other corporate
   intermed. & long-term
   debt                                        $                 $
                              --------          ---------         ------------

G. All other corporate
   short-term debt                             $                 $
                              --------          ---------         ------------
H. Equity securities of
   brokers or dealers
   or parents of brokers
   or dealers                                  $                 $
                              --------          ---------         ------------

For period ending 12/31/98                                  If filing more than
                  --------                                  one Page 47, "X"
File Number 811-3285                                        box:


                               Number of       Total Assets      Total Income
                                 Series          ($000's         Distributions
                               Investing         omitted)       ($000's omitted)
                               ---------       ------------     ----------------

I.       Investment company
         equity securities                      $                 $
                               --------          ----------        ------------

J.       All other equity
         securities              1              $ 66,033          $  10,275
                               --------          ----------        ------------

K.       Other securities                       $                 $
                               --------          ----------        ------------

L.       Total assets of
         all series of
         registrant                    1         $66,033           $ 10,275
                               --------          ----------        ------------

128.     Is the timely payment of principal and interest on any
         of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the issuer?
         (Y/N)                                                           N
              ----------------------------------------------------      ---
                                                                        Y/N
         [If answer is "N" (No), go to item 131.]

129.     Is the issuer of any instrument covered in item 128
         delinquent or in default as to payment of principal or
         interest at the end of the current period?
         (Y/N)
              ----------------------------------------------------      ---
                                                                        Y/N

         [If answer is "N" (No), go to item 131.]

130.     In computations of NAV or offering price per unit, is
         any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)
                          ----------------------------------------      ---
                                                                        Y/N

131.     Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)          $845
                                                                        ---

For period ending 12/31/98                                If filing more than
                  --------                                one Page 47, "X"
File Number 811-3285                                      box:


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----

     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----

     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----


     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----


     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----


     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----


     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----


     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----


     811-          811-         811-           811-         811-
         ------        -----        -----          -----        -----



                                  SIGNATURES
                                  ----------

         This report is signed on behalf of the registrant in the City of New York and State of New York on the 19th day of February, 1999.

                                         New England Life Retirement
                                         Investment Account

                                         By: Metropolitan Life Insurance
                                             Company (Depositor)


Witness: /s/ Christopher P. Nicholas     By: /s/ Harold B. Leff
        ----------------------------         -------------------------
        Christopher P. Nicholas              Harold B. Leff
        Associate General Counsel            Vice President and
        Metropolitan Life                    Senior Actuary
        Insurance Company                    Metropolitan Life
                                             Insurance Company